Schedule of Investments

Xtrackers Eurozone Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.8%
Austria - 0.6%
ANDRITZ AG	80	$2,805
Erste Group Bank AG*	369	12,577
OMV AG	182	7,567
Raiffeisen Bank International AG	170	3,487
Telekom Austria AG*	172	1,294
voestalpine AG	155	3,368
(Cost $37,189)		31,098
Belgium - 3.4%
Ackermans & van Haaren NV	30	4,268
Ageas	222	10,213
Anheuser-Busch InBev SA/NV	1,120	62,411
Colruyt SA	69	3,170
Elia Group SA/NV	81	8,017
Galapagos NV*	55	11,316
Groupe Bruxelles Lambert SA	98	8,814
KBC Group NV	344	22,680
Proximus SADP	170	4,175
Sofina SA	20	4,288
Solvay SA	90	8,114
Telenet Group Holding NV	60	2,275
UCB SA	145	13,309
Umicore SA	227	9,418
Warehouses De Pauw CVA REIT	163	4,333
(Cost $220,258)		176,801
Finland - 3.4%
Elisa OYJ	184	10,498
Fortum OYJ	536	11,352
Huhtamaki OYJ	120	4,917
Kesko OYJ, Class B	80	5,390
Kone OYJ, Class B(a)	505	28,291
Metso OYJ	170	5,456
Neste OYJ	528	20,682
Nokia OYJ	6,911	26,152
Nokian Renkaat OYJ	155	4,015
Sampo OYJ, Class A	617	24,995
Stora Enso OYJ, Class R	710	8,353
UPM-Kymmene OYJ	618	18,824
Wartsila OYJ Abp	710	7,334
(Cost $189,673)		176,259
France - 34.4%
Accor SA	237	8,505
Aeroports de Paris	35	5,144
Air France-KLM*	314	2,383
Air Liquide SA	559	75,465
Airbus SE	757	89,888
Alstom SA	237	11,582
Alten SA	35	3,856
Amundi SA, 144A	75	5,326
Arkema SA	85	7,942
Atos SE	127	9,388
AXA SA	2,417	55,635
BioMerieux	55	5,036
BNP Paribas SA	1,432	68,873
Bollore SA	1,133	3,863
Bouygues SA	269	10,484
Bureau Veritas SA	344	8,332
Capgemini SE	186	20,272
Carrefour SA	715	12,287
Casino Guichard Perrachon SA(a)	60	2,319
Cie de Saint-Gobain	637	22,111
Cie Generale des Etablissements Michelin SCA	214	22,623
Cie Plastic Omnium SA	80	1,754
CNP Assurances	204	3,171
Covivio REIT	53	5,589
Credit Agricole SA	1,552	18,429
Danone SA	807	56,484
Dassault Systemes SE	170	26,517
Edenred	249	12,902
Eiffage SA	95	10,062
Elis SA	209	3,616
Engie SA	2,281	37,659
EssilorLuxottica SA	371	50,166
Eurazeo SE	54	3,594
Eutelsat Communications SA	170	2,286
Faurecia SE	95	4,266
Gecina SA REIT	61	10,768
Getlink SE	518	8,296
Hermes International	43	29,757
ICADE REIT	40	3,965
Iliad SA	35	4,856
Ingenico Group SA	65	9,135
Ipsen SA	45	2,897
JCDecaux SA	90	2,056
Kering SA	92	51,115
Klepierre SA REIT(a)	264	7,835
Legrand SA	329	24,943
L'Oreal SA	299	79,153
LVMH Moet Hennessy Louis Vuitton SE	334	136,058
Natixis SA	1,153	4,644
Orange SA	2,419	32,391
Orpea	62	7,934
Pernod Ricard SA	223	35,861
Peugeot SA	690	13,268
Publicis Groupe SA	269	10,336
Remy Cointreau SA	25	2,506
Renault SA	259	7,538
Rubis SCA	119	6,379

Safran SA	377	51,392
Sanofi	1,325	122,156
Sartorius Stedim Biotech	30	5,658
Schneider Electric SE	675	67,102
SCOR SE	192	6,854
SEB SA	35	4,583
Societe Generale SA	931	26,170
Sodexo SA(a)	105	10,004
Suez	481	7,545
Teleperformance	65	15,693
Thales SA	140	13,963
TOTAL SA	2,799	118,002
Ubisoft Entertainment SA*	126	9,326
Unibail-Rodamco-Westfield REIT	170	20,354
Valeo SA	261	6,531
Veolia Environnement SA	688	19,596
Vinci SA	685	68,457
Vivendi SA	1,088	27,511
Wendel SA	35	4,256
(Cost $1,859,141)		1,784,653
Germany - 25.0%
1&1 Drillisch AG	60	1,286
adidas AG	199	54,768
Allianz SE	496	106,133
Axel Springer SE	61	4,215
BASF SE	1,066	62,154
Bayer AG	1,149	82,303
Bayerische Motoren Werke AG	426	27,576
Bechtle AG	32	4,179
Beiersdorf AG	158	16,470
Brenntag AG	180	7,990
Carl Zeiss Meditec AG	45	4,684
Commerzbank AG	1,297	7,424
CompuGroup Medical SE	35	2,166
Continental AG	138	15,404
Covestro AG, 144A	194	7,350
CTS Eventim AG & Co. KGaA	65	3,416
Daimler AG	890	36,700
Delivery Hero SE, 144A*	141	10,532
Deutsche Bank AG(b)	2,401	20,780
Deutsche Boerse AG	209	32,611
Deutsche Lufthansa AG	552	7,088
Deutsche Post AG	1,140	33,961
Deutsche Telekom AG	4,057	65,759
Deutsche Wohnen SE	415	16,621
DMG Mori AG	25	1,127
E.ON SE	2,478	28,390
Evonik Industries AG	222	5,465
Evotec SE*	149	3,560
Fielmann AG	30	2,076
Fraport AG Frankfurt Airport Services Worldwide	45	2,815
Fresenius Medical Care AG & Co. KGaA	264	20,102
Fresenius SE & Co. KGaA	484	22,550
FUCHS PETROLUB SE	35	1,219
GEA Group AG	194	5,102
GRENKE AG	35	3,218
Hannover Rueck SE	75	13,264
HeidelbergCement AG	180	10,645
Hella GmbH & Co. KGaA	55	2,256
Henkel AG & Co. KGaA	125	10,552
HOCHTIEF AG	24	2,345
HUGO BOSS AG	70	3,042
Infineon Technologies AG	1,468	30,306
KION Group AG	85	4,500
LANXESS AG	85	4,417
LEG Immobilien AG	80	9,499
Merck KGaA	150	17,968
MorphoSys AG*	28	2,954
MTU Aero Engines AG	50	12,121
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	168	42,573
Nemetschek SE	75	4,638
Puma SE	113	8,589
Rational AG	4	2,669
Rheinmetall AG	45	4,069
Rocket Internet SE, 144A*	75	1,630
RWE AG	677	23,172
SAP SE	1,269	155,507
Scout24 AG, 144A	103	6,698
Siemens AG	932	95,414
Sixt SE	10	866
Stroeer SE & Co. KGaA	26	1,912
Symrise AG	147	14,232
Talanx AG	65	2,872
Telefonica Deutschland Holding AG	1,133	2,938
thyssenkrupp AG*	607	5,802
Uniper SE	194	5,698
United Internet AG	110	3,264
Volkswagen AG	39	6,525
Vonovia SE	577	30,790
Wacker Chemie AG	25	1,743
Wirecard AG	134	16,920
Zalando SE, 144A*	170	7,382
(Cost $1,378,183)		1,296,966
Greece - 0.1%
Hellenic Telecommunications Organization SA	309	4,352
OPAP SA	208	2,216
(Cost $6,265)		6,568

Ireland - 1.9%
Bank of Ireland Group PLC	1,138	4,195
CRH PLC	994	33,269
Glanbia PLC	281	3,256
Kerry Group PLC, Class A	175	22,106
Kingspan Group PLC	195	12,220
Ryanair Holdings PLC, ADR*	235	16,845
Smurfit Kappa Group PLC	254	8,432
(Cost $98,887)		100,323
Italy - 6.8%
A2A SpA	1,972	3,411
ACEA SpA	60	1,248
Amplifon SpA	86	2,433
Assicurazioni Generali SpA	1,590	28,399
Atlantia SpA	636	13,543
Banca Mediolanum SpA	324	2,619
Buzzi Unicem SpA	90	1,954
Buzzi Unicem SpA-RSP	45	593
Davide Campari-Milano SpA	308	2,551
DiaSorin SpA	14	1,576
Enel SpA	9,005	74,938
Eni SpA	3,140	38,485
FinecoBank Banca Fineco SpA	736	7,676
Hera SpA	683	2,909
Infrastrutture Wireless Italiane SpA, 144A	294	2,987
Intesa Sanpaolo SpA	19,297	46,601
Italgas SpA	597	3,628
Leonardo SpA	496	5,033
Mediobanca Banca di Credito Finanziario SpA	937	8,430
Moncler SpA	239	9,246
Nexi SpA, 144A*	325	5,194
Pirelli & C SpA, 144A	632	2,953
Poste Italiane SpA, 144A	495	5,227
Prysmian SpA	324	7,609
Saipem SpA*	650	2,438
Snam SpA	2,550	12,524
Telecom Italia SpA*	11,450	6,290
Telecom Italia SpA-RSP	9,199	5,091
Terna Rete Elettrica Nazionale SpA	1,776	11,686
UniCredit SpA	2,618	33,180
Unipol Gruppo SpA	575	2,828
UnipolSai Assicurazioni SpA	520	1,284
(Cost $343,325)		354,564
Luxembourg - 0.7%
ArcelorMittal SA	795	11,209
Aroundtown SA	1,069	9,192
Eurofins Scientific SE(a)	15	7,494
Grand City Properties SA	135	3,144
Tenaris SA	597	5,356
(Cost $41,692)		36,395
Netherlands - 9.6%
Aalberts NV	90	3,337
ABN AMRO Bank NV, 144A	533	7,283
Adyen NV, 144A*	32	28,022
Aegon NV	2,200	7,421
Akzo Nobel NV	237	18,783
Altice Europe NV*	814	4,330
Argenx SE*	44	5,993
ASM International NV	60	6,917
ASML Holding NV	452	123,182
ASR Nederland NV	155	5,128
Euronext NV, 144A	76	6,282
EXOR NV	140	9,854
Heineken Holding NV	110	9,642
Heineken NV	294	29,136
IMCD NV	54	4,387
ING Groep NV	4,809	45,477
Koninklijke Ahold Delhaize NV	1,306	30,384
Koninklijke DSM NV	214	23,918
Koninklijke KPN NV	4,013	9,702
Koninklijke Philips NV	1,071	45,552
Koninklijke Vopak NV	85	4,029
NN Group NV	386	13,076
OCI NV*	90	1,498
QIAGEN NV*	269	9,810
Randstad NV	146	7,491
SBM Offshore NV	202	3,159
Takeaway.com NV, 144A*(a)	81	7,056
Wolters Kluwer NV	329	23,967
(Cost $487,209)		494,816
Portugal - 0.6%
Banco Comercial Portugues SA, Class R	9,799	1,749
EDP - Energias de Portugal SA	2,964	13,740
Galp Energia SGPS SA	572	7,772
Jeronimo Martins SGPS SA	304	5,311
(Cost $27,369)		28,572
Spain - 9.1%
Acciona SA(a)	30	3,770
ACS Actividades de Construccion y Servicios SA	358	10,559
Aena SME SA, 144A	90	14,335
Amadeus IT Group SA	450	31,388
Banco Bilbao Vizcaya Argentaria SA	7,745	36,876
Banco de Sabadell SA	6,624	5,757
Banco Santander SA	19,668	71,878
Bankia SA	1,377	2,163
Bankinter SA	785	4,605
CaixaBank SA	4,384	11,177
Cellnex Telecom SA, 144A*	367	17,685
Enagas SA	284	7,300
Endesa SA	396	10,105
Ferrovial SA	673	19,132
Grifols SA	363	11,563

Grupo Catalana Occidente SA	55	1,713
Iberdrola SA	6,823	77,346
Industria de Diseno Textil SA	1,410	43,568
Inmobiliaria Colonial Socimi SA REIT	349	4,416
Mapfre SA	1,196	2,660
Merlin Properties Socimi SA REIT	451	5,771
Naturgy Energy Group SA	406	9,379
Red Electrica Corp. SA	541	10,307
Repsol SA	1,784	19,851
Siemens Gamesa Renewable Energy SA	284	4,531
Telefonica SA	5,448	32,076
(Cost $507,106)		469,911
Switzerland - 0.4%
STMicroelectronics NV (Cost $14,724)	795	21,290
United Kingdom(c) - 1.8%
Unilever NV (Cost $104,358)	1,807	94,511
TOTAL COMMON STOCKS
(Cost $5,315,379)		5,072,727
PREFERRED STOCKS - 1.9%
Germany - 1.8%
Bayerische Motoren Werke AG	65	3,322
FUCHS PETROLUB SE	85	3,223
Henkel AG & Co. KGaA	219	20,130
Porsche Automobil Holding SE	194	11,993
Sartorius AG	45	10,232
Sixt SE	20	1,211
Volkswagen AG	257	41,944
(Cost $95,648)		92,055
Spain - 0.1%
Grifols SA, Class B (Cost $6,744)	324	7,118
TOTAL PREFERRED STOCKS
(Cost $102,392)		99,173
RIGHTS - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y Servicios SA*, expires 3/6/20
(Cost $174)	358	157
EXCHANGE-TRADED FUNDS - 0.2%
iShares MSCI Eurozone ETF
(Cost $8,501)	203	7,611
SECURITIES LENDING COLLATERAL - 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(d)(e)
(Cost $60,506)	60,506	60,506
CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.54%(d)
(Cost $286)	286	286

TOTAL INVESTMENTS - 101.1%
(Cost $5,487,238)		5,240,460
Other assets and liabilities, net - (1.1%)		(56,048)
NET ASSETS - 100.0%		5,184,412

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG(b)
5,922	11,927	(1,080)		(598)	4,609	—	—	2,401	20,780
SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(d)(e)
113,653	—	(53,147	)(f)	—	—	716	—	60,506	60,506
CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.54%(d)
56	83,995	(83,765)		—	—	28	—	286	286
119,631	95,922	(137,992)		(598)	4,609	744	—	63,193	81,572

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $56,599, which is 1.1% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020 the Xtrackers Eurozone Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$890,687	17.2%
Industrials	781,758	15.1
Consumer Discretionary	648,961	12.5
Information Technology	535,765	10.4
Consumer Staples	503,630	9.7
Health Care	426,364	8.2
Utilities	390,099	7.5
Materials	352,307	6.9
Communication Services	282,868	5.5
Energy	227,341	4.4
Real Estate	132,277	2.6
Total	$5,172,057	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$5,072,727	$—	$—	$5,072,727
Preferred Stocks(g)	99,173	—	—	99,173
Rights	157	—	—	157
Exchange-Traded Funds	7,611	—	—	7,611
Short-Term Investments(g)	60,792	—	—	60,792
TOTAL	$5,240,460	$—	$—	$5,240,460

(g)	See Schedule of Investments for additional detailed categorizations.